Cash and Cash Equivalents and Restricted Cash - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 31,294	$ 27,764
Short-term deposits	10,108	16,245
Restricted cash	560	2,600
Total cash, cash equivalents and restricted cash	$ 41,962	$ 46,609	$ 52,064	$ 86,458